Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deposits
Time deposits with balances exceeded FDIC insurance limit of $250,000	$ 91.3	$ 104.3
Brokered deposits	40.2	45.2
Cash reserve deposit required as per Federal Reserve Bank	0.0	1.3
Average compensating balances	$ 1.5	$ 1.5